International Commercial Television Inc.
(a US publicly traded company)

Corporate Headquarters:
299 Madison Avenue N.
Suite C
Bainbridge Island, WA
98110
Phone: 206-780-8203
Fax: 206-780-8302

Operation Headquarters:
487 Devon Park Drive
Suite 212
Wayne, Pa. 19087
Phone: 484-598-2300
Fax: 484-598-2301

International Operations:
980 1St West
Suite #207
North Vancouver, B.C.
V7P 3N4
Phone: 604-903-5806
Fax: 604-903-5801

September 28, 2009

Ta Tanisha Meadows, Staff Accountant
Division of Corporation Finance
United States Securities and Exchange Commission
Washington, DC 20549

Re:	International Commercial Television, Inc. (the “Company”)
Item 4.01 Form 8-K
Filed September 10, 2009
File No. 0-49638

Dear Ms. Meadows:

As requested in your comment letter dated September 11, 2009, this letter acknowledges our understanding that:

-	the Company is responsible for the adequacy and accuracy of the disclosure in the above filing

-	Commission staff comments, or changes to disclosure in response to staff comments, do not foreclose the Commission from taking any action with respect to the filing

-	The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

/s/ Richard Ransom

Chief Financial Officer